Issued Capital (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2025 USD ($)	Feb. 28, 2025 USD ($)
Issued Capital [Abstract]
Commitments for a capital raising | $			$ 40,000,000
Ordinary shares | $		$ 3,636,363,636
Ordinary shares per share | $ / shares	$ 0.011
Ordinary shares per share cents		1.1
Options shares	1,222,300,911
Exercise price | $ / shares	$ 0.028